Business Combinations and Acquisitions of Non-Controlling Interests - Total Consideration, Fair Values of Assets and Liabilities Identified at Acquisition Date, and Goodwill from DTS Acquisition (Details) - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Apr. 30, 2015
Disclosure of detailed information about business combination [line items]
Goodwill	€ 26,841	€ 28,686
DTS
Disclosure of detailed information about business combination [line items]
Consideration transferred			€ 725
Fair value of the prior stake			739
Intangible assets			378
Property, plant and equipment			91
Deferred tax assets			454
Trade and other receivables			137
Other assets			213
Financial debt			(350)
Trade and other payables			(367)
Other liabilities			66
Fair value of net assets			490
Goodwill			974
Customer base | DTS
Disclosure of detailed information about business combination [line items]
Intangible assets			362
Other intangible assets | DTS
Disclosure of detailed information about business combination [line items]
Intangible assets			€ 16